Segment and Geographic Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Geographic Information
The Company operates in a single operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision makers, who in the Company’s case are the Chief Executive Officer and Chief Financial Officer, in deciding how to allocate resources and assess performance. The chief operating decision makers evaluate the Company’s financial information and resources and assess the performance of these resources on a consolidated basis. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.
Revenue by geographic region, based on the physical location of the customer, was as follows (dollars in thousands):

	Year Ended December 31,
	2016	2017	2018

United States	$85,159	$108,257	$148,439
United Kingdom	13,508	18,047	24,301
Other foreign locations	33,174	40,520	59,289
Total revenue	$131,841	$166,824	$232,029
Percentage of revenue generated outside of the United States	35%	35%	36%

With the exception of the United Kingdom, no other foreign country accounted for 10% or more of revenue during the years ended December 31, 2016, 2017, and 2018.